Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 7,348,000	$ 14,174,000
Accounts receivable, net	1,312,000	2,294,000
Prepaid expenses	1,755,000	331,000
Inventory	220,000
Total current assets	11,356,000	17,687,000
Unbilled revenue	127,000	618,000
Other current assets	594,000	270,000
Total Assets	12,331,000	18,716,000
Accrued expenses	3,983,000	2,631,000
Accounts payable	3,275,000	2,759,000
Deferred revenue	795,000
Lease liabilities, short-term	813,000	680,000
Notes payable	632,000	175,000
Total current liabilities	10,647,000	6,374,000
Lease liabilities, long-term	228,000	346,000
Warrant liabilities	1,149,000	129,000
Total Liabilities	10,875,000	6,720,000
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Common stock, value	2,000	1,000
Additional paid-in capital	30,696,000	23,929,000
Accumulated deficit	(29,242,000)	(11,934,000)
Total stockholders’ equity	1,456,000	11,996,000	$ 13,753,000
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	12,331,000	18,716,000
Non-current assets:
Property and equipment, net	14,000	21,000
Right-of-use assets	$ 961,000	1,008,000
ROSECLIFF ACQUISITION CORP I
ASSETS
Cash		785,038	769,432
Prepaid expenses		153,575	313,125
Total current assets		938,613	1,082,557
Investments and cash held in Trust Account		4,626,107	253,027,240
Total Assets		5,564,720	254,109,797
Accrued expenses		3,352,296	2,908,800
Accrued offering costs			12,000
Income taxes payable		255,297
Due to Sponsor		16,152	16,152
Total current liabilities		3,623,745	2,936,952
Warrant liabilities		394,200	10,142,642
Deferred underwriting fee payable		8,855,000	8,855,000
Total Liabilities		12,872,945	21,934,594
Commitments and contingencies
Class A common stock subject to possible redemption		4,787,977	253,000,000
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Additional paid-in capital
Accumulated deficit		(12,096,835)	(20,825,430)
Total stockholders’ equity		(12,096,202)	(20,824,797)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT		5,564,720	254,109,797
ROSECLIFF ACQUISITION CORP I | Class A Common Stock
STOCKHOLDERS’ DEFICIT
Common stock, value
ROSECLIFF ACQUISITION CORP I | Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock, value		$ 633	$ 633